U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

     Read  instructions  at  end  of  Form  before  preparing  Form.
                             Please print or type.


1.  Name  and  address  of  issuer:

    WNL SEPARATE ACCOUNT A
    5555 San Felipe, Suite 900
    Houston, TX  77056
------------------------------------------------------------------------------
2.  Name  of  each  series or class of funds for which this notice is filed:
    WNL Separate Account A
------------------------------------------------------------------------------
3.  Investment  Company  Act  File  Number:  811-8862

    Securities  Act  File  Number:  33-86464
------------------------------------------------------------------------------
4.  Last  day  of  fiscal  year  for  which  this  notice  is  filed:

    December  31,  1996
------------------------------------------------------------------------------
5. Check box if this notice is being filed more than 180 days after the close of the insurer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:                        [  ]

------------------------------------------------------------------------------
6.  Date  of  termination of issuer's declaration under rule 24f-2(a)(1), if
applicable  (see  Instruction  A.6):        N/A

------------------------------------------------------------------------------
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
fiscal  year:                       NONE

------------------------------------------------------------------------------
8.  Number  and amount of securities registered during the fiscal year other
than  pursuant  to  rule  24f-2:    NONE

------------------------------------------------------------------------------
9.  Number and aggregate sale price of securities sold during the fiscal year:

    1,165,928.0 shares            $12,620,992
------------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    1,165,928.0 shares            $12,620,992
------------------------------------------------------------------------------
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
Instruction  B.7):                  0

------------------------------------------------------------------------------
12. Calculation  of  registration  fee:

    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                           $12,620,992
                                                           -----------

   (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                           +         0
                                                           -----------

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

                                                           -         0
                                                           -----------

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                           +         0
                                                           -----------

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (I), plus line (ii), less line (iii), plus line (iv] (if applicable):

                                                           $12,620,992
                                                           -----------

   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                           x    1/3300
                                                           -----------

  (vii)  Fee  due  [line  (I)  or  line  (v)  multiplied  by line (vi)]:

                                                           $  3,824.54
                                                           ===========

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal
year.    See  Instruction  C.3.
------------------------------------------------------------------------------
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).
                                            [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                        March 3, 1997
------------------------------------------------------------------------------
                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature  and  Title)*  /s/  KURT R. FREDLAND
                              ---------------------
                                   KURT R. FREDLAND
                                   Vice  President

Date:  March 3, 1997
       -------------
 * Please print the name and title of the signing officer below the signature.